UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  11/30/2011

Date of reporting period: 05/31/2011

SEMI-ANNUAL REPORT

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

May 31, 2011

Compass EMP Mutual Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

ITEM 1.

REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended May 31, 2011 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

Compass EMP Multi-Asset Balanced Fund asset allocation as of May 31, 2011 (Unaudited)
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded funds (ETFs) and/or future contracts.

(as a percentage of portfolio holdings)

The percentages below may not equal 100% due to rounding.

Compass EMP Multi-Asset Growth Fund asset allocation as of May 31, 2011 (Unaudited)
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded funds (ETFs) and/or future contracts.

(as a percentage of portfolio holdings)

US REIT
6.6%
Int'l REIT
6.9%
Cash
3.0%
Currency L/S
13.9%
US Stocks
13.9%
Managed Futures
13.9%
Int'l Stocks
10.4%
Commodity L/S
13.9%
Equity Hedge L/S
13.9%
Int'l Emg Mkts
3.6%

The percentages below may not equal 100% due to rounding.

Compass EMP Alternative Strategies Fund asset allocation as of May 31. 2011 (Unaudited)
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded funds (ETFs) and/or future contracts.

(as a percentage of portfolio holdings)

Infl Prot Bonds
5.2%
Int'l Bonds - 5.2%
Fixed Currency - 1.5%
Cash - 3.0%
Equity Hedge L/S
16.0%
Commodity L/S
16.0%
Managed Futures
16.0%
Currency L/S
16.0%
US REIT - 8.0%
Int'l REIT - 8.0%
Bond Hedge L/S
5.1%

The percentages below may not equal 100% due to rounding.

COMPASS EMP FUNDS                                                    SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 12/01/10 through 05/31/11.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

Compass EMP Multi-Asset Balanced Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 12/01/10	Ratio For the Period	Value 05/31/11	During the Period(1)
Actual Fund Return (in parentheses)
Class A (+5.31%)	$ 1,000.00	1.15%	$ 1,053.10	$ 5.89
Class C (+4.90%)	1,000.00	1.90%	1,049.00	9.71
Class T (+5.17%)	1,000.00	1.40%	1,051.70	7.16
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 12/01/10	Ratio For the Period	Value 05/31/11	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.15%	1,019.20	5.79
Class C	1,000.00	1.90%	1,015.50	9.55
Class T	1,000.00	1.40%	1,018.00	7.04

Compass EMP Multi-Asset Growth Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 12/01/10	Ratio For the Period	Value 05/31/11	During the Period(1)
Actual Fund Return (in parentheses)
Class A (+12.82%)	$ 1,000.00	1.45%	$ 1,128.20	$ 7.69
Class C (+12.30%)	1,000.00	2.20%	1,123.00	11.64
Class T (+12.64%)	1,000.00	1.70%	1,126.36	9.01
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 12/01/10	Ratio For the Period	Value 05/31/11	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.70	7.29
Class C	1,000.00	2.20%	1,014.00	11.05
Class T	1,000.00	1.70%	1,016.50	8.55

COMPASS EMP FUNDS                                                     SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

Compass EMP Alternative Strategies Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 12/01/10	Ratio For the Period	Value 05/31/11	During the Period(1)
Actual Fund Return (in parentheses)
Class A (+10.01%)	$ 1,000.00	1.45%	$ 1,100.10	$ 7.59
Class C (+9.55%)	1,000.00	2.20%	1,095.50	11.49
Class T (+9.78%)	1,000.00	1.70%	1,097.80	8.89
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 12/01/10	Ratio For the Period	Value 05/31/11	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.70	7.29
Class C	1,000.00	2.20%	1,014.00	11.05
Class T	1,000.00	1.70%	1,016.50	8.55

(1) Expenses are equal to the Funds’ annualized expense ratios of 1.15% 1.90%, 1.40% for the Compass EMP Multi-Asset Balanced Fund Class A, Class C and Class T shares, respectively; 1.45%, 2.20% and 1.70% for the Compass EMP Multi-Asset Growth Fund Class A, Class C and Class T shares, respectively; and 1.45%, 2.20% and 1.70% for the Compass EMP Alternative Strategies Fund Class A, Class C and Class T shares, respectively; multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-944-4367.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectus dated April 4, 2011 were as follows:
Compass EMP Multi-Asset Balanced Fund Class A, gross of fee waivers or expense reimbursements	1.70%
Compass EMP Multi-Asset Balanced Fund Class A, after waiver and reimbursement	1.53%
Compass EMP Multi-Asset Balanced Fund Class C, gross of fee waivers or expense reimbursements	2.45%
Compass EMP Multi-Asset Balanced Fund Class C, after waiver and reimbursement	2.28%
Compass EMP Multi-Asset Balanced Fund Class T, gross of fee waivers or expense reimbursements	1.95%
Compass EMP Multi-Asset Balanced Fund Class T, after waiver and reimbursement	1.78%
Compass EMP Multi-Asset Growth Fund Class A, gross of fee waivers or expense reimbursements	2.47%
Compass EMP Multi-Asset Growth Fund Class A, after waiver and reimbursement	1.99%
Compass EMP Multi-Asset Growth Fund Class C, gross of fee waivers or expense reimbursements	3.22%
Compass EMP Multi-Asset Growth Fund Class C, after waiver and reimbursement	2.74%
Compass EMP Multi-Asset Growth Fund Class T, gross of fee waivers or expense reimbursements	2.72%
Compass EMP Multi-Asset Growth Fund Class T, after waiver and reimbursement	2.24%
Compass EMP Alternative Strategies Fund Class A, gross of fee waivers or expense reimbursements	4.81%
Compass EMP Alternative Strategies Fund Class A, after waiver and reimbursement	2.05%
Compass EMP Alternative Strategies Fund Class C, gross of fee waivers or expense reimbursements	5.56%
Compass EMP Alternative Strategies Fund Class C, after waiver and reimbursement	2.80%
Compass EMP Alternative Strategies Fund Class T, gross of fee waivers or expense reimbursements	5.06%
Compass EMP Alternative Strategies Fund Class T, after waiver and reimbursement	2.30%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, 12b-1 distribution plan and extraordinary expenses) at 0.90% for the Compass EMP Multi-Asset Balanced Fund’s average daily net assets; at 1.20% for the Compass EMP Multi-Asset Growth Fund’s and the Compass EMP Alternative Strategies Fund’s average daily net assets through October 31, 2012.  Total Gross Operating Expenses (Annualized) during the six month period ended May 31, 2011 were 1.20% for Class A, 1.95% for Class C and 1.45% for Class T of the Compass EMP Multi-Asset Balanced Fund.  Total Gross Operating Expenses (Annualized) during the six month period ended May 31, 2011 were 1.67% for Class A, 2.42% for Class C and 1.92% for Class T of the Compass EMP Multi-Asset Growth Fund.  Total Gross Operating Expenses (Annualized) during the six month period ended May 31, 2011 were 1.54% for Class A, 2.29% for Class C and 1.79% for Class T of the Compass EMP Alternative Strategies Fund.   Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the six month period ended May 31, 2011.

COMPASS EMP FUNDS	SEMI-ANNUAL REPORT
COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - May 31, 2011 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (66.01%)

Currency Funds - (3.98%)
WisdomTree Dreyfus Emerging Currency Fund *	139,250	$ 3,226,423
		3,226,423
Debt Funds - (44.73%)
iShares Barclays 0-5 Year TIPS Bond Fund	17,391	1,793,012
iShares Barclays 1-3 Year Credit Bond Fund	40,651	4,269,575
iShares Barclays 1-3 Year Treasury Bond Fund	50,561	4,265,832
iShares Barclays 3-7 Year Treasury Bond Fund	29,872	3,508,765
iShares Barclays Intermediate Credit Bond Fund	32,628	3,498,766
iShares Barclays TIPS Bond Fund	5,348	592,879
iShares S&P / Citigroup 1-3 Year International Treasury Bond Fund	16,814	1,829,868
iShares S&P / Citigroup International Treasury Bond Fund	5,619	599,828
PIMCO 1-5 Year U.S. TIPS Index Fund	33,191	1,778,374
PIMCO Enhanced Short Maturity Strategy Fund (a)	109,496	11,080,995
SPDR Barclays Capital International Treasury Bond ETF	9,807	607,053
SPDR Barclays Capital Short-Term International Treasury ETF	46,432	1,822,916
SPDR Barclays Capital TIPS ETF	10,815	593,095
		36,240,958
Equity Funds - (11.52%)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	41,705	1,760,785
PowerShares FTSE RAFI Emerging Markets Portfolio	22,411	585,375
PowerShares FTSE RAFI US 1000 Portfolio	28,928	1,735,969
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	8,536	590,264
SPDR S&P 500 ETF Trust	12,853	1,733,741
WisdomTree DEFA Fund	34,120	1,754,109
WisdomTree Emerging Markets Equity Income Fund	9,258	580,384
WisdomTree SmallCap Earnings Fund	10,759	589,270
		9,329,897
Real Estate Funds - (5.78%)
iShares Cohen & Steers Realty Majors Index Fund	15,464	1,169,388
iShares Dow Jones US Real Estate Index Fund	18,695	1,174,046
SPDR Dow Jones International Real Estate ETF	28,454	1,172,305
WisdomTree International Real Estate Fund	38,595	1,170,586
		4,686,325
TOTAL EXCHANGE-TRADED FUNDS (Cost $52,384,718)		53,483,603

SHORT-TERM INVESTMENTS - (31.94%)
Fidelity Institutional Money Market Portfolio - 0.11% ** (a)	25,878,164	25,878,164
TOTAL SHORT-TERM INVESTMENTS (Cost $25,878,164)		25,878,164

Total Investments (Cost $78,262,882) - 97.95%		$ 79,361,767

Other Assets in Excess of Liabilities, Net - 2.05%		1,658,668

Net Assets - 100%		$ 81,020,435

* Non-income producing security.
** Rate shown represents the rate at May 31, 2011, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.

COMPASS EMP FUNDS		SEMI-ANNUAL REPORT
COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - May 31, 2011 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Aluminum LME Futures, August 2011	3	$ 200,438	$ 937
Cocoa Futures, July 2011	7	209,930	(7,420)
Coffee "C" Futures, July 2011	2	198,450	(16,694)
Copper Futures, July 2011	7	731,063	21,613
Corn 2nd Futures, July 2011	19	710,125	27,550
Cotton #2 Futures, July 2011	9	714,015	51,481
Crude Oil Futures, July 2011	6	616,200	10,860
Gasoline RBOB Futures, July, 2011	2	256,225	10,458
Gold CMX Futures, August 2011	5	768,400	5,150
Heating Oil Futures, July 2011	2	256,452	10,340
Silver CMX Futures, July 2011	1	191,525	(175)
Soybean Futures, July 2011	10	688,000	14,625
Soybean Meal Futures, July 2011	6	213,180	1,500
Soybean Oil Futures, July 2011	7	245,658	6,846
Zinc LME Futures, August 2011	4	226,450	7,450
		6,226,111	144,521
Currency Futures
Australian Dollar Futures, June 2011	19	2,022,740	128,037
British Pound Futures, June 2011	20	2,056,250	39,325
Canadian Dollar Futures, June 2011	16	1,650,880	10,931
Euro Futures, June 2011	9	1,617,637	44,251
New Zealand Dollar Futures, June 2011	20	1,645,600	77,223
Swiss Franc Futures, June 2011	14	2,051,000	162,558
		11,044,107	462,325
Equity Futures
CAC 40 Euro Futures, June 2011	10	574,201	2,950
DAX Index Futures, June 2011	2	524,984	16,544
FTSE NEW 100 Futures, June 2011	11	1,079,457	28,258
HANG SENG Futures, June 2011	7	1,059,486	35,282
IBEX 35 Futures, June 2011	4	603,299	3,972
KOSPI2 Index Futures, June 2011	4	524,209	31,599
MSCI Taiwan Index Futures, June 2011	17	543,830	14,620
NASDAQ 100 E-Mini Futures, June 2011	12	569,220	12,583
S&P 500 E-Mini Futures, June 2011	15	1,007,925	30,937
S&P/TSX 60 IX Futures, June 2011	4	651,017	(2,785)
SPI 200 Index Futures, June 2011	4	503,041	(25,428)
		7,640,669	148,532
Fixed Income Futures
Canadian 10 Year Bond Futures, September 2011	15	1,924,125	7,433
Euro Bund Futures, September 2011	14	2,519,231	4,835
Long Gilt Futures, September 2011	12	2,370,379	1,974
U.S. 10 Year Bond Futures, September 2011	16	1,961,750	15,000
U.S. 5 Year Bond Futures, September 2011	16	1,906,250	11,500
U.S. Long Bond Futures, September 2011	19	2,372,031	3,563
		13,053,766	44,305
Total Long Future Contracts		$ 37,964,653	$ 799,683

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Lean Hogs Futures, July 2011	6	$ 215,820	$ 180
Live Cattle 2nd Futures, August 2011	15	632,250	22,050
Natural Gas Futures, July 2011	16	746,560	(46,400)
Sugar #11 Futures, July 2011	10	259,616	(15,434)
Wheat Futures, July 2011	6	234,675	7,875
		2,088,921	(31,729)
Currency Futures
Japanese Yen Futures, June 2011	13	1,994,363	(61,795)

Equity Futures
SGX Nikkei Futures, June 2011	12	712,831	(37,476)

Fixed Income Futures
Euro BOBL Futures, June 2011	12	2,018,942	(34,046)
SGX 10-Year Japanese Bond E-Mini Futures, June 2011	14	2,414,107	(22,093)
		4,433,049	(56,139)
Total Short Future Contracts		$ 9,229,164	$ (187,139)

COMPASS EMP FUNDS		SEMI-ANNUAL REPORT
COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - May 31, 2011 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (58.47%)
Debt Fund - (17.16%)
PIMCO Enhanced Short Maturity Strategy Fund (a)	86,178	$ 8,721,214

Equity Funds - (27.46%)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	61,888	2,612,911
PowerShares FTSE RAFI Emerging Markets Portfolio	34,305	896,047
PowerShares FTSE RAFI US 1000 Portfolio	43,225	2,593,932
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	12,729	880,210
SPDR S&P 500 ETF Trust	19,263	2,598,386
WisdomTree DEFA Fund	50,830	2,613,170
WisdomTree Emerging Markets Equity Income Fund	14,128	885,684
WisdomTree SmallCap Earnings Fund	16,021	877,470
		13,957,810
Real Estate Funds - (13.85%)
iShares Cohen & Steers Realty Majors Index Fund	23,347	1,765,500
iShares Dow Jones US Real Estate Index Fund	28,050	1,761,540
SPDR Dow Jones International Real Estate ETF	42,548	1,752,978
Wisdom Tree International Real Estate Fund	58,059	1,760,930
		7,040,948
TOTAL EXCHANGE-TRADED FUNDS (Cost $28,824,786)		29,719,972

SHORT-TERM INVESTMENTS - (35.88%)
Fidelity Institutional Money Market Portfolio - 0.11% ** (a)	18,233,623	18,233,623
TOTAL SHORT-TERM INVESTMENTS - (Cost $18,233,623)		18,233,623

Total Investments (Cost $47,058,409) - 94.35%		$ 47,953,595

Other Assets in Excess of Liabilities, Net - 5.65%		2,874,198

Net Assets - 100%		$ 50,827,793

* Non-income producing security.
** Rate shown represents the rate at May 31, 2011, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.

COMPASS EMP FUNDS			SEMI-ANNUAL REPORT
COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - May 31, 2011 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Aluminum LME Futures, August 2011	5	$ 334,062	$ 1,562
Cocoa Futures, July 2011	11	329,890	(11,660)
Coffee "C" Futures, July 2011	3	297,675	(25,041)
Copper Futures, July 2011	10	1,044,375	30,875
Corn 2nd Futures, July 2011	29	1,083,875	42,050
Cotton #2 Futures, July 2011	14	1,110,690	80,081
Crude Oil Futures, July 2011	10	1,027,000	18,100
Gasoline RBOB Futures, July, 2011	3	384,338	15,687
Gold CMX Futures, August 2011	7	1,075,760	7,210
Heating Oil Futures, July 2011	3	384,678	15,511
Silver CMX Futures, July 2011	2	383,050	(350)
Soybean Futures, July 2011	15	1,032,000	21,938
Soybean Meal Futures, July 2011	10	355,300	2,500
Soybean Oil Futures, July 2011	10	350,940	9,780
Zinc LME Futures, August 2011	6	339,675	11,175
		9,533,308	219,418
Currency Futures
Australian Dollar Futures, June 2011	29	3,087,340	204,095
British Pound Futures, June 2011	31	3,187,188	61,422
Canadian Dollar Futures, June 2011	23	2,373,140	23,450
Euro Futures, June 2011	14	2,516,325	74,008
New Zealand Dollar Futures, June 2011	30	2,468,400	116,189
Swiss Franc Futures, June 2011	22	3,223,000	230,821
		16,855,393	709,985
Equity Futures
CAC 40 Euro Futures, June 2011	15	861,301	4,425
DAX Index Futures, June 2011	3	787,476	43,632
FTSE NEW 100 Futures, June 2011	16	1,570,120	57,213
HANG SENG Futures, June 2011	11	1,664,907	55,442
IBEX 35 Futures, June 2011	6	904,949	5,958
KOSPI2 Index Futures, June 2011	7	917,366	55,831
MSCI Taiwan Index Futures, June 2011	26	831,740	22,360
NASDAQ 100 E-Mini Futures, June 2011	18	853,830	32,316
S&P 500 E-Mini Futures, June 2011	23	1,545,485	54,195
S&P/TSX 60 IX Futures, June 2011	5	813,771	(1,077)
SPI 200 Index Futures, June 2011	7	880,321	(39,663)
		11,631,266	290,632
Fixed Income Futures
Euro Bund Futures, September 2011	4	719,780	1,382
Long Gilt Futures, September 2011	3	592,595	493
U.S. Long Bond Futures, September 2011	5	624,219	937
		1,936,594	2,812
Total Long Future Contracts		$ 39,956,561	$ 1,222,847

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Lean Hogs Futures, July 2011	10	$ 359,700	$ 300
Live Cattle 2nd Futures, August 2011	24	1,011,600	35,280
Natural Gas Futures, July 2011	24	1,119,840	(69,600)
Sugar #11 Futures, July 2011	15	389,424	(23,150)
Wheat Futures, July 2011	9	352,013	11,812
		3,232,577	(45,358)
Currency Futures
Japanese Yen Futures, June 2011	19	2,914,838	(90,317)

Equity Futures
SGX Nikkei Futures, June 2011	18	1,069,247	(83,477)

Fixed Income Futures
SGX 10-Year Japanese Bond E-Mini Futures, June 2011	4	689,745	(5,851)

Total Short Future Contracts		$ 7,906,407	$ (225,003)

COMPASS EMP FUNDS	SEMI-ANNUAL REPORT
COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - May 31, 2011 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (47.18%)
Currency Funds - (1.45%)
WisdomTree Dreyfus Emerging Currency Fund *	52,089	1,206,902
		1,206,902
Debt Funds - (30.03%)
iShares Barclays TIPS Bond Fund	4,580	507,739
iShares Barclays 0-5 Year TIPS Bond Fund	15,035	1,550,108
iShares S&P/Citigroup International Treasury Bond Fund	4,919	525,103
iShares S&P/Citigroup 1-3 Year International Bond Fund	14,536	1,581,953
PIMCO Enhanced Short Maturity Strategy Fund (a)	165,378	16,736,254
PIMCO 1-5 Year U.S. TIPS Index Fund	28,694	1,537,425
SPDR Barclays Capital International Treasury Bond ETF	8,478	524,788
SPDR Barclays Capital TIPS ETF	9,430	517,141
SPDR Barclays Capital Short Term International Treasury Bond Fund	40,141	1,575,932
		25,056,443
Real Estate Funds - (15.70%)
iShares Cohen & Steers Realty Majors Index Fund	43,424	3,283,723
iShares Dow Jones US Real Estate Index Fund	52,163	3,275,836
SPDR Dow Jones International Real Estate ETF	79,394	3,271,033
WisdomTree International Real Estate Fund	107,691	3,266,268
		13,096,860
TOTAL EXCHANGE-TRADED FUNDS (Cost $38,384,137)		39,360,205

SHORT-TERM INVESTMENTS - (47.25%)
Fidelity Institutional Money Market Portfolio - 0.11% ** (a)	39,417,324	39,417,324
TOTAL SHORT-TERM INVESTMENTS - (Cost $39,417,324)		39,417,324

Total Investments (Cost $77,801,461) - 94.43%		$ 78,777,529

Other Assets in Excess of Liabilities, Net - 5.57%		4,643,671

Net Assets - 100%		$ 83,421,200

* Non-income producing security.
** Rate shown represents the rate at May 31, 2011, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.

COMPASS EMP FUNDS		SEMI-ANNUAL REPORT
COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - May 31, 2011 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Aluminum LME Futures, August 2011	10	$ 668,125	$ 2,912
Cocoa Futures, July 2011	22	659,780	(20,200)
Coffee "C" Futures, July 2011	7	694,575	(50,495)
Copper Futures, July 2011	18	1,879,875	55,575
Corn 2nd Futures, July 2011	52	1,943,500	72,375
Cotton #2 Futures, July 2011	26	2,062,710	137,653
Crude Oil Futures, July 2011	20	2,054,000	33,700
Gasoline RBOB Futures, July, 2011	5	640,563	27,187
Gold CMX Futures, August 2011	13	1,997,840	12,280
Heating Oil Futures, July 2011	5	641,130	25,851
Silver CMX Futures, July 2011	4	766,100	(725)
Soybean Futures, July 2011	29	1,995,200	38,987
Soybean Meal Futures, July 2011	19	675,070	3,870
Soybean Oil Futures, July 2011	19	666,786	16,686
Zinc LME Futures, August 2011	12	679,350	20,425
		18,024,604	376,081
Currency Futures
Australian Dollar Futures, June 2011	56	5,961,760	238,229
British Pound Futures, June 2011	58	5,963,125	61,845
Canadian Dollar Futures, June 2011	46	4,746,280	(2,646)
Euro Futures, June 2011	26	4,673,175	89,767
New Zealand Dollar Futures, June 2011	57	4,689,960	198,983
Swiss Franc Futures, June 2011	40	5,860,000	370,190
		31,894,300	956,368
Equity Futures
CAC 40 Euro Futures, June 2011	26	1,492,922	7,670
DAX Index Futures, June 2011	7	1,837,443	21,482
FTSE NEW 100 Futures, June 2011	31	3,042,107	58,230
HANG SENG Futures, June 2011	18	2,724,394	90,724
IBEX 35 Futures, June 2011	10	1,508,249	9,930
KOSPI2 Index Futures, June 2011	11	1,441,574	78,047
MSCI Taiwan Index Futures, June 2011	46	1,471,540	39,560
NASDAQ 100 E-Mini Futures, June 2011	35	1,660,225	37,121
S&P 500 E-Mini Futures, June 2011	45	3,023,775	48,510
S&P/TSX 60 IX Futures, June 2011	10	1,627,542	(8,353)
SPI 200 Index Futures, June 2011	11	1,383,362	(60,255)
		21,213,133	322,666
Fixed Income Futures
Canadian 10 Year Bond Futures, September 2011	4	513,100	1,982
Euro Bund Futures, September 2011	10	1,799,451	3,454
Long Gilt Futures, September 2011	9	1,777,784	1,135
U.S. 10 Year Bond Futures, September 2011	4	490,437	3,750
U.S. 5 Year Bond Futures, September 2011	4	476,562	2,875
U.S. Long Bond Futures, September 2011	14	1,747,813	2,625
		6,805,147	15,821
Total Long Future Contracts		$ 77,937,184	$ 1,670,936

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Lean Hogs Futures, July 2011	19	$ 683,430	$ 450
Live Cattle 2nd Futures, August 2011	47	1,981,050	60,090
Natural Gas Futures, July 2011	44	2,053,040	(122,500)
Sugar #11 Futures, July 2011	25	649,040	(38,584)
Wheat Futures, July 2011	16	625,800	19,625
		5,992,360	(80,919)
Currency Futures
Japanese Yen Futures, June 2011	39	5,983,087	(115,432)

Equity Futures
SGX Nikkei Futures, June 2011	31	1,841,481	(87,188)

Fixed Income Futures
Euro BOBL Futures, June 2011	3	504,736	(8,496)
SGX 10-Year Japanese Bond E-Mini Futures, June 2011	10	1,724,362	(13,568)
		2,229,098	(22,064)
Total Short Future Contracts		$ 16,046,026	$ (305,603)

COMPASS EMP FUNDS		SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - May 31, 2011 (Unaudited)

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund
Assets:
Investments in securities, at value	$ 79,361,767	$ 47,953,595
Cash deposited at brokers for future contracts	1,516,427	1,907,175
Receivables:
Capital shares sold	185,366	93,860
Futures variation margin	612,544	997,844
Dividends	24,753	7,667
Interest	2,622	1,805
Prepaid expenses	19,160	16,301
Total assets	81,722,639	50,978,247

Liabilities:
Payables:
Investments purchased	511,004	-
Capital shares redeemed	88,907	76,812
Distribution fees	43,739	21,735
Due to Manager	17,699	21,433
Due to Administrators	20,469	15,303
Other liabilities and accrued expenses	20,386	15,171
Total liabilities	702,204	150,454
Net Assets	$ 81,020,435	$ 50,827,793

Net Assets consist of:
Paid-in capital	$ 75,201,159	$ 45,574,891
Accumulated net realized gain on investments	4,188,979	3,417,467
Distributions in excess of net investment income	(81,132)	(57,595)
Net unrealized appreciation on investments	1,098,885	895,186
Net unrealized appreciation on future contracts	612,544	997,844

Total Net Assets	$ 81,020,435	$ 50,827,793

Investments in securities, at cost	$ 78,262,882	$ 47,058,409

Class A shares:
Net Assets	$ 54,178,522	$ 42,975,586
Shares of beneficial interest outstanding (1)	4,281,625	3,181,834
Net Asset Value price per share	$ 12.65	$ 13.51

Maximum offering price per share (2)	$ 13.42	$ 14.33
Minimum redemption price per share (3)	$ 12.52	$ 13.37

Class C shares:
Net Assets	$ 15,666,706	$ 6,181,456
Shares of beneficial interest outstanding (1)	1,247,172	462,878
Net Asset Value and offering price per share	$ 12.56	$ 13.35

Minimum redemption price per share (3)	$ 12.43	$ 13.22

Class T shares:
Net Assets	$ 11,175,207	$ 1,670,751
Shares of beneficial interest outstanding (1)	885,947	124,306
Net Asset Value per share	$ 12.61	$ 13.44

Maximum offering price per share (2)	$ 13.07	$ 13.93
Minimum redemption price per share (3)	$ 12.48	$ 13.31

(1) Unlimited number of no par value shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(3)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

COMPASS EMP FUNDS	SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES - May 31, 2011 (Unaudited)

Compass EMP
Alternative
Strategies Fund
Assets:
Investments in securities, at value	$ 78,777,529
Cash deposited at brokers for future contracts	3,435,706
Receivables:
Capital shares sold	582,564
Dividends	27,691
Interest	3,716
Futures variation margin	1,365,333
Prepaid expenses	24,278
Total assets	84,216,817

Liabilities:
Payables:
Investments purchased	687,318
Distribution fees	31,983
Due to Manager	40,572
Due to Administrators	19,705
Other liabilities and accrued expenses	16,039
Total liabilities	795,617
Net Assets	$ 83,421,200

Net Assets consist of:
Paid-in capital	$ 80,303,931
Accumulated net realized gain on investments	940,302
Distributions in excess of net investment income	(164,434)
Net unrealized appreciation on investments	976,068
Net unrealized appreciation on future contracts	1,365,333

Total Net Assets	$ 83,421,200

Investments in securities, at cost	$ 77,801,461

Class A shares:
Net Assets	$ 76,239,194
Shares of beneficial interest outstanding (1)	6,751,541
Net Asset Value price per share	$ 11.29

Maximum offering price per share (2)	$ 11.98
Minimum redemption price per share (3)	$ 11.18

Class C shares:
Net Assets	$ 6,765,420
Shares of beneficial interest outstanding (1)	603,455
Net Asset Value and offering price per share	$ 11.21

Minimum redemption price per share (3)	$ 11.10

Class T shares:
Net Assets	$ 416,586
Shares of beneficial interest outstanding (1)	37,024
Net Asset Value per share	$ 11.25

Maximum offering price per share (2)	$ 11.66
Minimum redemption price per share (3)	$ 11.14

(1) Unlimited number of no par value shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(3)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

COMPASS EMP FUNDS		SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF OPERATIONS

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund
	For the	For the
	Six Month	Six Month
	Period Ended	Period Ended
	May 31, 2011	May 31, 2011
	(Unaudited)	(Unaudited)
Investment income:
Dividends	$ 736,986	$ 346,987
Interest	12,672	7,614
Total investment income	749,658	354,601

Expenses:
Management fees	161,823	134,470
Distribution and/or service (12b-1) fees - Class A	52,701	34,088
Distribution and/or service (12b-1) fees - Class C	65,682	25,069
Distribution and/or service (12b-1) fees - Class T	23,579	3,334
Accounting and transfer agent fees and expenses	94,638	59,295
Audit fees	6,563	6,563
Registration fees	12,991	9,145
Custody fees	7,480	5,984
Networking fees	9,074	7,655
Compliance officer compensation	5,984	5,984
Legal fees	6,279	6,279
Miscellaneous	215	383
Pricing fees	1,436	957
Insurance fees	688	688
Trustees' fees	1,215	1,215
Printing fees	679	679
Total expenses	451,027	301,788
Less: fees waived (Note 4)	(17,782)	(37,588)
Net expenses	433,245	264,200

Net investment income	316,413	90,401

Realized and unrealized gain (loss) on investments:
Net realized gain on investments and foreign currency transactions	4,256,196	3,693,252
Net realized gain on futures contracts	279,014	117,877
Net unrealized depreciation on investments	(2,283,822)	(1,295,830)
Net unrealized appreciation on futures contracts	565,696	959,055
Net realized and unrealized gain on investments	2,817,084	3,474,354

Net increase in net assets resulting from operations	$ 3,133,497	$ 3,564,755

COMPASS EMP FUNDS	SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENT OF OPERATIONS

Compass EMP
Alternative
Strategies Fund
For the
Six Month
Period Ended
May 31, 2011
(Unaudited)
Investment income:
Dividends	$ 584,268
Interest	14,545
Total investment income	598,813

Expenses:
Management fees	199,250
Distribution and/or service (12b-1) fees - Class A	58,371
Distribution and/or service (12b-1) fees - Class C	14,424
Distribution and/or service (12b-1) fees - Class T	578
Accounting and transfer agent fees and expenses	78,012
Audit fees	6,563
Registration fees	13,076
Compliance officer compensation	5,984
Legal fees	6,279
Miscellaneous	1,139
Custody fees	3,689
Pricing fees	897
Trustees' fees	1,215
Printing fees	679
Networking fees	5,694
Total expenses	395,850
Less: fees waived (Note 4)	(23,602)
Net expenses	372,248

Net investment income	226,565

Realized and unrealized gain on investments:
Net realized gain on investments and foreign currency transactions	962,202
Net realized gain on futures contracts	4,756
Net unrealized appreciation on investments	791,909
Net unrealized appreciation on futures contracts	1,350,051
Net realized and unrealized gain on investments	3,108,918

Net increase in net assets resulting from operations	$ 3,335,483

COMPASS EMP FUNDS		SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Multi-Asset Balanced Fund
	For the	For the
	Six Month	Five Month	For the
	Period Ended	Period Ended	Year Ended
	May 31, 2011	November 30, 2010 (1)	June 30, 2010 (1)
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income	$ 316,413	$ 41,993	$ 352,948
Net realized gain on investments, foreign currency tranactions and futures contracts	4,535,210	420,748	1,610,336
Net unrealized appreciation (depreciation) on investments
and futures contracts	(1,718,126)	2,421,820	(554,861)
Net increase in net assets resulting from operations	3,133,497	2,884,561	1,408,423

Distributions to shareholders from:
Net investment income - Class A	(271,387)	(47,856)	(312,629)
Net investment income - Class C	(66,773)	-	(24,686)
Net investment income - Class T	(59,385)	(6,343)	(15,633)
Net realized gains - Class A	(1,523,019)	-	-
Net realized gains - Class C	(482,163)	-	-
Net realized gains - Class T	(358,552)	-	-
Total distributions to shareholders	(2,761,279)	(54,199)	(352,948)

Increase in net assets from capital share
transactions (Note 2)	26,502,228	9,344,800	24,078,265

Total increase in net assets	26,874,446	12,175,162	25,133,740

Net Assets:
Beginning of period	54,145,989	41,970,827	16,837,087
End of period	$ 81,020,435	$ 54,145,989	$ 41,970,827
Distributions in excessof net investment income	$ (81,132)	$ -	$ -

(1) The period does not include the consolidation of the wholly owned subsidary.

COMPASS EMP FUNDS		SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Multi-Asset Growth Fund
	For the	For the
	Six Month	Five Month	For the
	Period Ended	Period Ended	Year Ended
	May 31, 2011	November 30, 2010 (1)	June 30, 2010 (1)
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income (loss)	$ 90,401	$ (65,248)	$ 18,479
Net realized gain on investments, foreign currency tranactions and futures contracts	3,811,129	542,953	450,389
Net unrealized appreciation (depreciation) on investments
and futures contracts	(336,775)	1,705,580	(261,394)
Net increase in net assets resulting from operations	3,564,755	2,183,285	207,474

Distributions to shareholders from:
Net investment income - Class A	(128,098)	-	(44,825)
Net investment income - Class C	(11,347)	-	(653)
Net investment income - Class T	(8,551)	-	(4)
Net realized gains - Class A	(971,814)	-	-
Net realized gains - Class C	(257,929)	-	-
Net realized gains - Class T	(63,512)	-	-
Total distributions to shareholders	(1,441,251)	-	(45,482)

Increase in net assets from capital share
transactions (Note 2)	27,855,125	750,603	8,819,693

Total increase in net assets	29,978,629	2,933,888	8,981,685

Net Assets:
Beginning of period	20,849,164	17,915,276	8,933,591
End of period	$ 50,827,793	$ 20,849,164	$ 17,915,276
Distributions in excessof net investment income	$ (57,595)	$ -	$ -

(1) The period does not include the consolidation of the wholly owned subsidary.

COMPASS EMP FUNDS					SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Balanced Fund Class A

	For the		For the
	Six Month		Five Month		For the		For the
	Period Ended		Period Ended		Year Ended		Period Ended
	May 31, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 12.64		$ 11.86		$ 10.93		$ 10.00

Investment Operations:
Net investment income	0.09		0.02		0.15		0.08
Net realized and unrealized gain on
investments	0.57		0.78		0.93		0.92
Total from investment operations	0.66		0.80		1.08		1.00

Distributions from:
Net investment income	(0.10)		(0.02)		(0.15)		(0.08)
Net realized gain	(0.55)		-		-		-
Total from distributions	(0.65)		(0.02)		(0.15)		(0.08)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)	0.01

Net Asset Value, End of Period	$ 12.65		$ 12.64		$ 11.86		$ 10.93

Total Return (b)	5.31%		6.73%		9.87%		10.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 54,179		$ 35,516		$ 29,880		$ 15,707

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.20%	(d)	1.32%	(d)	1.37%		2.10%	(d)
After fees waived and expenses absorbed (c)	1.15%	(d)	1.15%	(d)	1.15%		1.15%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed (c)	1.11%	(d)	0.22%	(d)	1.12%		1.30%	(d)
After fees waived and expenses absorbed (c)	1.16%	(d)	0.39%	(d)	1.34%		2.25%	(d)

Portfolio turnover rate	129.03%	(e)	16.06%	(e)	96.29%		0.10%	(e)

(1)	The Compass EMP Multi-Asset Balanced Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS					SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Balanced Fund Class C
	For the		For the
	Six Month		Five Month		For the		For the
	Period Ended		Period Ended		Year Ended		Period Ended
	May 31, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 12.58		$ 11.82		$ 10.92		$ 10.00

Investment Operations:
Net investment income (loss)	0.04		(0.02)		0.08		0.05
Net realized and unrealized gain on
investments	0.57		0.78		0.91		0.91
Total from investment operations	0.61		0.76		0.99		0.96

Distributions from:
Net investment income	(0.08)		-		(0.09)		(0.05)
Net realized gain	(0.55)		-		-		-
Total from distributions	(0.63)		-		(0.09)		(0.05)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)	0.01

Net Asset Value, End of Period	$ 12.56		$ 12.58		$ 11.82		$ 10.92

Total Return (b)	4.90%		6.43%		9.03%		9.78%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 15,667		$ 10,691		$ 7,124		$ 1,130

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.95%	(d)	2.07%	(d)	2.13%		2.85%	(d)
After fees waived and expenses absorbed (c)	1.90%	(d)	1.90%	(d)	1.90%		1.90%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	0.36%	(d)	(0.53)%	(d)	0.32%		0.63%	(d)
After fees waived and expenses absorbed (c)	0.41%	(d)	(0.36)%	(d)	0.55%		1.58%	(d)

Portfolio turnover rate	129.03%	(e)	16.06%	(e)	96.29%		0.10%	(e)

(1)	The Compass EMP Multi-Asset Balanced Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS			SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Balanced Fund Class T
	For the		For the
	Six Month		Five Month		For the
	Period Ended		Period Ended		Period Ended
	May 31, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 12.61		$ 11.84		$ 12.23

Investment Operations:
Net investment income	0.07		0.01		0.11
Net realized and unrealized gain (loss) on
investments	0.57		0.77		(0.38)
Total from investment operations	0.64		0.78		(0.27)

Distributions from:
Net investment income	(0.09)		(0.01)		(0.12)
Net realized gain	(0.55)		-		-
Total from distributions	(0.64)		(0.01)		(0.12)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)

Net Asset Value, End of Period	$ 12.61		$ 12.61		$ 11.84

Total Return (b)	5.17%		6.60%		(2.21)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 11,175		$ 7,939		$ 4,967

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.45%	(d)	1.57%	(d)	1.63%	(d)
After fees waived and expenses absorbed (c)	1.40%	(d)	1.40%	(d)	1.40%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	0.86%	(d)	(0.03)%	(d)	0.67%	(d)
After fees waived and expenses absorbed (c)	0.91%	(d)	0.14%	(d)	0.90%	(d)

Portfolio turnover rate	129.03%	(e)	16.06%	(e)	96.29%	(e)

(1)	The Compass EMP Multi-Asset Balanced Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS					SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Growth Fund Class A
	For the		For the
	Six Month		Five Month		For the		For the
	Period Ended		Period Ended		Year Ended		Period Ended
	May 31, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 12.80		$ 11.38		$ 10.56		$ 10.00

Investment Operations:
Net investment income (loss)	0.09		(0.03)		0.03		0.04
Net realized and unrealized gain on
investments	1.50		1.45		0.83		0.55
Total from investment operations	1.59		1.42		0.86		0.59

Distributions from:
Net investment income	(0.10)		-		(0.04)		(0.04)
Net realized gain	(0.78)		-		-		-
Total from distributions	(0.88)		-		(0.04)		(0.04)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)	0.01

Net Asset Value, End of Period	$ 13.51		$ 12.80		$ 11.38		$ 10.56

Total Return (b)	12.82%		12.48%		8.12%		5.99%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 42,976		$ 15,832		$ 14,170		$ 8,446

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.67%	(d)	1.93%	(d)	1.97%		3.54%	(d)
After fees waived and expenses absorbed (c)	1.45%	(d)	1.45%	(d)	1.45%		1.45%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	0.44%	(d)	(1.12)%	(d)	(0.32)%		(0.83)%	(d)
After fees waived and expenses absorbed (c)	0.66%	(d)	(0.64)%	(d)	0.20%		1.26%	(d)

Portfolio turnover rate	206.17%	(e)	30.67%	(e)	115.09%		2.05%	(e)

(1)	The Compass EMP Multi-Asset Growth Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS					SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Growth Fund Class C
	For the		For the
	Six Month		Five Month		For the		For the
	Period Ended		Period Ended		Year Ended		Period Ended
	May 31, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 12.65		$ 11.28		$ 10.51		$ 10.00

Investment Operations:
Net investment income (loss)	0.02		(0.07)		(0.02)		0.03
Net realized and unrealized gain on
investments	1.49		1.44		0.80		0.51
Total from investment operations	1.51		1.37		0.78		0.54

Distributions from:
Net investment income	(0.03)		-		(0.01)		(0.03)
Net realized gain	(0.78)		-		-		-
Total from distributions	(0.81)		-		(0.01)		(0.03)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)	-	(a)

Net Asset Value, End of Period	$ 13.35		$ 12.65		$ 11.28		$ 10.51

Total Return (b)	12.30%		12.15%		7.38%		5.37%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 6,181		$ 4,085		$ 3,363		$ 487

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.42%	(d)	2.68%	(d)	2.72%		4.29%	(d)
After fees waived and expenses absorbed (c)	2.20%	(d)	2.20%	(d)	2.20%		2.20%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	(0.31)%	(d)	(1.87)%	(d)	(0.96)%		(0.97)%	(d)
After fees waived and expenses absorbed (c)	(0.09)%	(d)	(1.39)%	(d)	(0.44)%		1.12%	(d)

Portfolio turnover rate	206.17%	(e)	30.67%	(e)	115.09%		2.05%	(e)

(1)	The Compass EMP Multi-Asset Growth Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS				SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Growth Fund Class T
	For the		For the
	Six Month		Five Month		For the
	Period Ended		Period Ended		Period Ended
	May 31, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 12.76		$ 11.36		$ 12.49

Investment Operations:
Net investment income (loss)	0.07		(0.04)		0.07
Net realized and unrealized gain (loss) on
investments	1.50		1.44		(1.15)
Total from investment operations	1.57		1.40		(1.08)

Distributions from:
Net investment income	(0.11)		-		(0.05)
Net realized gain	(0.78)		-		-
Total from distributions	(0.89)		-		(0.05)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-

Net Asset Value, End of Period	$ 13.44		$ 12.76		$ 11.36

Total Return (b)	12.64%		12.32%		(8.65)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,671		$ 932		$ 382

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.92%	(d)	2.18%	(d)	2.19%	(d)
After fees waived and expenses absorbed (c)	1.70%	(d)	1.70%	(d)	1.70%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	0.19%	(d)	(1.37)%	(d)	0.13%	(d)
After fees waived and expenses absorbed (c)	0.41%	(d)	(0.89)%	(d)	0.62%	(d)

Portfolio turnover rate	209.17%	(e)	30.67%	(e)	115.09%	(e)

(1)	The Compass EMP Multi-Asset Growth Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS			SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Alternative Strategies Fund Class A

	For the		For the
	Six Month		Five Month		For the
	Period Ended		Period Ended		Period Ended
	May 31, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.37		$ 9.46		$ 10.00

Investment Operations:
Net investment income (loss)	0.09		(0.02)		-	(a)
Net realized and unrealized gain (loss) on
investments	0.94		0.93		(0.54)
Total from investment operations	1.03		0.91		(0.54)

Distributions from:
Net investment income	(0.11)		-		-
Total from distributions	(0.11)		-		-

Paid in Capital from Redemption Fees	-	(b)	-	(b)	-	(b)

Net Asset Value, End of Period	$ 11.29		$ 10.37		$ 9.46

Total Return (c)	10.01%		9.62%		(5.40)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 76,239		$ 4,776		$ 1,266

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (d)	1.54%	(e)	4.21%	(e)	13.37%	(e)
After fees waived and expenses absorbed (d)	1.45%	(e)	1.45%	(e)	1.45%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (d)	0.86%	(e)	(3.51)%	(e)	(11.88)%	(e)
After fees waived and expenses absorbed (d)	0.95%	(e)	(0.75)%	(e)	0.04%	(e)

Portfolio turnover rate	195.54%	(f)	23.75%	(f)	81.01%	(f)

(1)	The Compass EMP Alternative Strategies Fund Class A commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a)	Net investment income resulted in less than $0.01 per share.
(b)	Redemption fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)	These ratios exclude the impact of the expenses of the underlying securities.
(e) Annualized.
(f) Not Annualized.

COMPASS EMP FUNDS			SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Alternative Strategies Fund Class C

	For the		For the
	Six Month		Five Month		For the
	Period Ended		Period Ended		Period Ended
	May 31, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.29		$ 9.41		$ 10.00

Investment Operations:
Net investment income (loss)	0.05		(0.05)		(0.01)
Net realized and unrealized gain (loss) on
investments	0.93		0.93		(0.58)
Total from investment operations	0.98		0.88		(0.59)

Distributions from:
Net investment income	(0.06)		-		-
Total from distributions	(0.06)		-		-

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)

Net Asset Value, End of Period	$ 11.21		$ 10.29		$ 9.41

Total Return (b)	9.55%		9.35%		(5.90)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 6,765		$ 1,183		$ 733

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.29%	(d)	4.96%	(d)	14.12%	(d)
After fees waived and expenses absorbed (c)	2.20%	(d)	2.20%	(d)	2.20%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	0.11%	(d)	(4.26)%	(d)	(12.60)%	(d)
After fees waived and expenses absorbed (c)	0.20%	(d)	(1.50)%	(d)	(0.68)%	(d)

Portfolio turnover rate	195.54%	(e)	23.75%	(e)	81.01%	(e)

(1)	The Compass EMP Alternative Strategies Fund Class C commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS			SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Alternative Strategies Fund Class T

	For the		For the
	Six Month		Five Month		For the
	Period Ended		Period Ended		Period Ended
	May 31, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.34		$ 9.44		$ 10.00

Investment Operations:
Net investment income (loss)	0.08		(0.03)		-	(a)
Net realized and unrealized gain (loss) on
investments	0.93		0.93		(0.56)
Total from investment operations	1.01		0.90		(0.56)

Distributions from:
Net investment income	(0.10)		-		-
Total from distributions	(0.10)		-		-

Paid in Capital from Redemption Fees	-	(b)	-		-

Net Asset Value, End of Period	$ 11.25		$ 10.34		$ 9.44

Total Return (c)	9.78%		9.53%		(5.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 417		$ 118		$ 30

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (d)	1.79%	(e)	4.46%	(e)	13.62%	(e)
After fees waived and expenses absorbed (d)	1.70%	(e)	1.70%	(e)	1.70%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (d)	0.61%	(e)	(3.76)%	(e)	(12.15)%	(e)
After fees waived and expenses absorbed (d)	0.70%	(e)	(1.00)%	(e)	(0.23)%	(e)

Portfolio turnover rate	195.54%	(f)	23.75%	(f)	81.01%	(f)

(1)	The Compass EMP Alternative Strategies Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a)	Net investment loss resulted in less than $(0.01) per share.
(b)	Redemption fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)	These ratios exclude the impact of the expenses of the underlying securities.
(e) Annualized.
(f) Not Annualized.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2011 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the "Trust"), formerly known as the Catalyst Funds, was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of seventeen series.  These financial statements include the following series:  Compass EMP Multi-Asset Balanced Fund (formerly known as Compass EMP Conservative to Moderate Fund), Compass EMP Multi-Asset Growth Fund (formerly known as Compass EMP Long-Term Growth Fund) and Compass EMP Alternative Strategies Fund (formerly known as Compass EMP Alternative Asset Fund) (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the "Manager" or "Compass").

Compass EMP Multi-Asset Balanced Fund ("Balanced Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve current income, with capital appreciation as a secondary objective.

Compass EMP Multi-Asset Growth Fund ("Growth Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve long-term capital appreciation.

Compass EMP Alternative Strategies Fund ("Alternative Fund") commenced operations on December 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

 The Funds offer three classes of shares, Class A, Class C and Class T.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (  Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of May 31, 2011:

Security Classification (1)	Balanced Fund (2)	Growth Fund (2)	Alternative Fund (2)
Level 1 – Exchange-Traded Funds (3)	$ 53,483,603	$ 29,719,972	$ 39,360,205
Level 2 – Short-Term Investments	25,878,164	18,233,623	39,417,324
Level 3	-	-	-
Total Investments	$ 79,361,767	$ 47,953,595	$ 78,777,529
Other Financial Instruments:
Level 1 – Futures Contracts (4)	$ 612,544	$ 997,844	$ 1,365,333
Total Other Financial Instruments	$ 612,544	$ 997,844	$ 1,365,333

(1)

As of and during the period ended May 31, 2011, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

Consolidated.

(3)

All exchange-traded funds held in the Funds are Level 1 securities.  For a detailed break-out of exchange-traded funds by investment type, please refer to the Schedules of Investments.

(4)

Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

b)

Financial Futures Contracts–Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Details of the disclosures are as follows for the six month period ended May 31, 2011:

The effect of derivative instruments on the Statements of Assets and Liabilities is as follows:

	Derivatives not Accounted for	Location in Statements
Fund *	as Hedging Instruments	of Assets and Liabilities	Value**
Balanced Fund	Futures Contracts	Futures variation margin receivable	$ 612,544
Growth Fund	Futures Contracts	Futures variation margin receivable	$ 997,844
Alternative Fund	Futures Contracts	Futures variation margin receivable	$ 1,365,333

*

Consolidated

**

Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statements of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statements of Operations is as follows:

	Derivatives not Accounted for	Location of Gain (Loss) on
Fund *	as Hedging Instruments	Derivatives Recognized in Income	Value
Balanced Fund	Futures Contracts	Net realized gain on futures contracts	$279,014
Balanced Fund	Futures Contracts	Net unrealized appreciation on futures contracts	565,696
Growth Fund	Futures Contracts	Net realized gain on futures contracts	117,877
Growth Fund	Futures Contracts	Net unrealized appreciation on futures contracts	959,055
Alternative Fund	Futures Contracts	Net realized gain on futures contracts	4,756
Alternative Fund	Futures Contracts	Net unrealized appreciation on futures contracts	1,350,051

*

Consolidated.

The Funds began trading in long and short future contracts in November 2010 and remained invested in such contracts through May 31, 2011.  At May 31, 2011, notional values were 35.47%, 63.06% and 74.19% of the net assets of the Balanced Fund, Growth Fund and Alternative Fund, respectively.

c)

Investments in Wholly-Owned Subsidiaries – The financial statements of the Balanced Fund, Growth Fund and Alternative Fund are consolidated and include the accounts of CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiaries (the “Subsidiaries”) which are expected to invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.  Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

For tax purposes, the Subsidiaries are exempted Cayman investment companies.  The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax.  However, as wholly-owned CFCs, the Subsidiaries’ net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds’ investment company taxable income.  For the six month period ended May 31, 2011, the CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd had surpluses of $19,942, $30,177 and $64,821, respectively.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

d)

Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies ("RICs") and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.  During the five month period ended November 30, 2010, the Alternative Fund did not qualify as a RIC under Subchapter M of the Code because it did not meet certain quarterly diversification and annual income tests.  Accordingly, the Fund filed as a “C” corporation for the period ended November 30, 2010.  As a "C" corporation, the Fund  is subject to federal income taxes on any taxable income for that period.  However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a Fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its appreciated security positions in its tax period immediately preceding re-election or if it pays tax on realized “built in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built in gains tax for RICs that meet certain requirements. Management of the Fund believes the Alternative Fund meets these requirements the Fund has re-elected RIC status for the year ending November 30, 2011. Therefore, no provision has been made for federal income or excise taxes related to the period ended November 30, 2010.

As of and during the six month period ended May 31, 2011, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations.  As of May 31, 2011, the Funds did not incur any interest or penalties.  As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax periods ended June 30, 2009 and tax years/periods ended June 30, 2010 and for the five month period ended November 30, 2010 and the six month period ended May 31, 2011) and has concluded that no provision for income tax is required in these financial statements.  These open tax periods and years are subject to examination by the applicable taxing authorities, including the Internal Revenue Service.  No examination of the Funds’ tax returns is presently in progress.

As of May 31, 2011, each of the Fund’s non-qualifying income exceeds the 10% limit for the current fiscal year.  It is unclear whether the Funds will generate enough additional qualifying income in the remaining months of the Funds’ taxable year ending November 30, 2011 to reduce the non-qualifying percentage below 10%.  Under a newly-enacted rule that is part of The Regulated Investment Company Modernization Act of 2010 (see Note 9), the Funds would continue to qualify as RICs even if they fail the 10% test, but will be subject to a tax penalty equal to any non-qualifying income that exceeds the 10% limitation.  Each Fund will begin accruing a liability for the tax penalty if and when it becomes probable that the Fund will owe a tax and when the amount can be reasonably estimated. Any tax penalty would reduce the net asset value of the Fund.

e)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f)

Multiple Class Allocations— Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.

h)

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

Redemption fees and sales charges (loads)—Shareholders of the Funds that redeem within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  A $15 redemption fee may be charged for redemptions made by wire  The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  A maximum sales charge of 5.75% is imposed on Class A shares of the Balanced Fund, the Growth Fund and the Alternative Fund.  A maximum sales charge of 3.50% is imposed on Class T shares of the Balanced Fund, the Growth Fund and the Alternative Fund.

(2)

CAPITAL SHARE TRANSACTIONS

At May 31, 2011, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the Funds were as follows:

	Balanced Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the six month period ended:
May 31, 2011
Class A
Shares……………………………	1,885,072	(546,647)	133,885	1,472,310
Value…………………………….	$ 23,567,881	$ (6,858,381)	$ 1,654,822	$ 18,364,322
Class C
Shares……………………………	444,996	(86,095)	38,355	397,256
Value…………………………….	$ 5,542,849	$ (1,072,996)	$ 472,155	$ 4,942,008
Class T
Shares……………………………	283,193	(59,528)	32,824	256,489
Value…………………………….	$ 3,538,157	$ (747,314)	$ 405,055	$ 3,195,898
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $1,087, $97, and $38 for Class A, Class C, and Class T shares, respectively.

	Growth Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the six month period ended:
May 31, 2011
Class A
Shares……………………………	2,143,706	(281,385)	82,606	1,944,927
Value…………………………….	$ 28,024,029	$(3,730,037)	$ 1,058,184	$ 25,352,176
Class C
Shares……………………………	158,117	(36,662)	18,372	139,827
Value…………………………….	$ 2,077,444	$ (481,135)	$ 233,513	$ 1,829,822
Class T
Shares……………………………	59,133	(13,562)	5,648	51,219
Value…………………………….	$ 776,173	$ (175,109)	$ 72,063	$ 673,127
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $959, $42 and $15 for Class A, Class C and Class T shares, respectively.
	Alternative Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the six month period ended:
May 31, 2011
Class A
Shares……………………………	6,385,897	(128,274)	33,594	6,291,217
Value…………………………….	$ 69,752,615	$ (1,422,696)	$ 363,155	$ 68,693,074
Class C
Shares……………………………	490,374	(2,537)	643	488,480
Value…………………………….	$ 5,447,021	$ (28,148)	$ 6,931	$ 5,425,804
Class T
Shares……………………………	26,190	(664)	109	25,635
Value…………………………….	$ 287,618	$ (7,439)	$ 1,179	$ 281,358
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $2,118, $125 and $1 for Class A, Class C and Class T shares, respectively.
(2) CAPITAL SHARE TRANSACTIONS (continued)
	Balanced Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the five month period ended:
November 30, 2010
Class A
Shares……………………………	475,804	(189,944)	3,466	289,326
Value…………………………….	$ 5,959,175	$(2,362,889)	$ 43,908	$ 3,640,194
Class C
Shares……………………………	306,017	(58,977)	-	247,040
Value…………………………….	$ 3,824,268	$ (724,185)	$ -	$ 3,100,083
Class T
Shares……………………………	230,478	(21,172)	448	209,754
Value…………………………….	$ 2,863,928	$ (265,067)	$ 5,662	$ 2,604,523
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $160, $969, and $384 for Class A, Class C, and Class T shares, respectively.
	Growth Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase (Decrease)
For the five month period ended:
November 30, 2010
Class A
Shares……………………………	155,597	(163,667)	-	(8,070)
Value…………………………….	$ 1,943,852	$(1,989,841)	$ -	$ (45,989)
Class C
Shares……………………………	65,521	(40,630)	-	24,891
Value…………………………….	$ 801,260	$ (490,669)	$ -	$ 310,591
Class T
Shares……………………………	40,762	(1,337)	-	39,425
Value…………………………….	$ 501,980	$ (15,979)	$ -	$ 486,001
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $449, $546 and $43 for Class A, Class C and Class T shares, respectively.
	Alternative Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the five month period ended:
November 30, 2010
Class A
Shares……………………………	334,725	(8,228)	-	326,497
Value…………………………….	$ 3,397,796	$ (82,489)	$ -	$ 3,315,307
Class C
Shares……………………………	39,733	(2,675)	-	37,058
Value…………………………….	$ 399,622	$ (26,468)	$ -	$ 373,154
Class T
Shares……………………………	9,081	(826)	-	8,255
Value…………………………….	$ 93,784	$ (8,661)	$ -	$ 85,123
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $190 and $125 for Class A and Class C shares, respectively. There were no redemption fees imposed for Class T shares.
(2) CAPITAL SHARE TRANSACTIONS (continued)
	Balanced Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the year/period ended:
June 30, 2010
Class A
Shares……………………………	1,528,583	(469,773)	24,262	1,083,072
Value…………………………….	$ 18,356,465	$(5,692,044)	$ 291,512	$ 12,955,933
Class C
Shares……………………………	567,272	(69,700)	1,804	499,376
Value…………………………….	$ 6,836,378	$ (845,904)	$ 21,665	$ 6,012,139
Class T (2)
Shares……………………………	425,689	(7,160)	1,175	419,704
Value…………………………….	$ 5,183,542	$ (87,266)	$ 13,917	$ 5,110,193

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $3,349, $286, and $287 for Class A, Class C, and Class T shares, respectively.

(2) Class T shares commenced operations on December 30, 2009.

(2) CAPITAL SHARE TRANSACTIONS (Continued)
	Growth Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the year/period ended:
June 30, 2010
Class A
Shares……………………………	802,181	(360,533)	3,519	445,167
Value…………………………….	$ 9,668,884	$(4,362,034)	$ 43,676	$ 5,350,526
Class C
Shares……………………………	268,282	(16,516)	53	251,819
Value…………………………….	$ 3,246,555	$ (196,482)	$ 650	$ 3,050,723
Class T (2)
Shares……………………………	34,142	(480)	- (3)	33,662
Value…………………………….	$ 424,386	$ (5,946)	$ 4	$ 418,444

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $2,458 and $223 for Class A and Class C shares, respectively.  There were no redemption fees withheld for Class T shares.

(2) Class T shares commenced operations on December 30, 2009.

 (3)Class T shares reinvested were 0.348 shares.

	Alternative Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2010
Class A
Shares……………………………	134,701	(874)	-	133,827
Value…………………………….	$ 1,342,092	$ (8,760)	$ -	$ 1,333,332
Class C
Shares……………………………	78,059	(142)	-	77,917
Value…………………………….	$ 782,382	$ (1,362)	$ -	$ 781,020
Class T
Shares……………………………	3,234	(100)	-	3,134
Value…………………………….	$ 33,028	$ (968)	$ -	$ 32,060

(1) The Fund commenced operations on December 30, 2009.

(2) The redeemed amounts are net of redemption fees imposed by the Fund of $11 and $4 for Class A and Class C shares, respectively. There were no redemption fees imposed for Class T shares.

(3)

INVESTMENT TRANSACTIONS

For the six month period ended May 31, 2011, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Balanced Fund	$ 64,345,871	$ 61,169,349
Growth Fund	57,196,919	47,089,290
Alternative Fund	85,550,146	52,805,534

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the Balanced Fund, 0.80% of the Growth Fund and 0.80% of the Alternative Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the six month period ended May 31, 2011, management fees incurred by the Funds as well as amounts due to or from the Manager at May 31, 2011 were as follows:

	Six Month Period Ended May 31, 2011
Fund	Management Fees	Due to Manager at May 31, 2011
Balanced Fund	$ 161,823	$ 17,699
Growth Fund	134,470	21,433
Alternative Fund	199,250	40,572

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.90% of the Balanced Fund's average daily net assets; and at 1.20% of the Growth Fund’s and the Alternative Fund’s average daily net assets through October 31, 2012.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six month period ended May 31, 2011, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees Waived	Reimbursed
Balanced Fund	$ 17,782	$ -
Growth Fund	37,588	-
Alternative Fund	23,602	-

As of May 31, 2011, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	November 30, 2014	November 30, 2013	June 30, 2013	June 30, 2012
Balanced Fund	$ 17,782	$ 34,824	$ 67,330	$ 44,377
Growth Fund	37,588	39,807	78,987	45,565
Alternative Fund	23,602	45,767	50,005	-

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Effective December 1, 2010, the Trust has entered into a Management Services Agreement (the "Management Services Agreement") with Abbington Capital Group, LLC ("Abbington").  Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services.  For Abbington’s services to the Funds, each Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six month period ended May 31, 2011, such fees incurred by the Funds as well as amounts owed by the Funds at May 31, 2011 were as follows:

	Six Month Period Ended May 31, 2011
Fund	Management Services Fees	Due at May 31, 2011
Balanced Fund	$ 34,858	$ 7,288
Growth Fund	19,302	4,703
Alternative Fund	27,400	6,911

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix 360 Administration, LLC ("Matrix"), formerly known as Matrix Capital Group, Inc.  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  Effective December 1, 2010, for Matrix’s services to the Funds, the Funds pay Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  Effective May 1, 2011, the base fee was increased to $25,800 annually.  For the six month period ended May 31, 2011, service fees incurred by the Funds as well as amounts owed by the Funds at May 31, 2011 were as follows:

	Six Month Period Ended May 31, 2011
Fund	Service Fees	Due at May 31, 2011
Balanced Fund	$ 59,780	$ 12,197
Growth Fund	39,993	9,616
Alternative Fund	50,612	11,810

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $12,000 per year base fee per Fund.  For the six month period ended May 31, 2011, compliance fees incurred by the Funds as well as amounts owed by the Funds at May 31, 2011 were as follows:

	Six Month Period Ended May 31, 2011
Fund	Compliance Fees	Due at May 31, 2011
Balanced Fund	$ 5,984	$ 984
Growth Fund	5,984	984
Alternative Fund	5,984	984

Matrix also acts as Distributor of the Funds’ shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.  For the six month period ended May 31, 2011, Matrix received no commissions from the sale of Class A shares and Class T shares.

Certain officers of the Funds are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares and up to 0.50% for the Class T shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  Class T shares are currently paying 0.50% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the six month period ended May 31, 2011, the Funds incurred 12b-1 fees attributable to Class A, Class C and Class T shares as follows:

Fund	Class A	Class C	Class T
Balanced Fund	$ 52,701	$ 65,682	$ 23,579
Growth Fund	34,088	25,069	3,334
Alternative Fund	58,371	14,424	578

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the six month period ended May 31, 2011, Compass received $41,574, $19,512 and $33,452 from the Balanced Fund, Growth Fund and Alternative Fund, respectively, in underwriter concessions from the sale of shares of the Funds.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at May 31, 2011 for each Fund were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Balanced Fund	$ 78,906,818	$ 1,246,878	$ (131,305)	$ 1,115,573
Growth Fund	48,083,254	1,136,865	(208,534)	928,331
Alternative Fund	79,409,233	1,397,264	(370,959)	1,026,305

The differences between book basis and tax-basis net unrealized appreciation at May 31, 2011 for each Fund are attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of November 30, 2010, the Funds’ most recent fiscal period end, the components of distributable earnings on a tax basis were as follows:

	Unrealized	Undistributed	Undistributed		Post-October	Total
	Appreciation	Ordinary	Capital	Capital Loss	Capital Loss &	Distributable
Fund	(Depreciation)	Income	Gains	Carryforward	Other Tax Deferrals	Earnings
Balanced Fund	$ 3,021,466	$ 2,067,639	$ 357,953	$ -	$ -	$ 5,447,058
Growth Fund	1,861,277	867,126	400,995	-	-	3,129,398
Alternative Fund	179,812	-	-	(7,027)	-	172,785

The undistributed ordinary income, capital gains, and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the November 30, 2010 statements of assets and liabilities due to differing book/tax treatment of flow through income, deferred passive losses from limited partnerships, short-term capital gains, mark-to-market adjustments on section 1256 contracts and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds elected to defer net capital losses and utilized prior post-October losses as indicated in the chart below.

As of November 30, 2010, the capital loss carryforwards and post-October losses for the Funds were as follows:

Capital Loss Carryforwards Expiring			Post-October Losses
Fund	2018	Total	Deferred	Utilized
Alternative Fund	$ (7,027)	$ (7,027)	$ -	$ 31,264

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

(5)

TAX MATTERS (continued)

The tax character of dividends paid during the six month period ended May 31, 2011 were as follows:

Fund	Long-Term Capital Gain	Ordinary Income
Balanced Fund Class A	$ 223,173	$ 1,571,233
Balanced Fund Class C	70,653	478,283
Balanced Fund Class T	52,540	365,397
Growth Fund Class A	285,598	814,314
Growth Fund Class C	75,801	193,475
Growth Fund Class T	18,665	53,398
Alternative Fund Class A	-	382,557
Alternative Fund Class C	-	7,263
Alternative Fund Class T	-	1,179

The tax character of dividends paid during the five month period ended November 30, 2010 were as follows:

Fund	Ordinary Income
Balanced Fund Class A	$ 47,856
Balanced Fund Class C	-
Balanced Fund Class T	6,343

The tax character of dividends paid during the year ended June 30, 2010 were as follows:

Fund	Ordinary Income
Balanced Fund Class A	$ 312,629
Balanced Fund Class C	24,686
Balanced Fund Class T	15,633
Growth Fund Class A	44,825
Growth Fund Class C	653
Growth Fund Class T	4

(6)

UNDERLYING FUND RISK

The Funds invest primarily in other investment companies (“Underlying Funds”).  Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses.

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of May 31, 2011, Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers held 26% and 39% of the voting securities of the Growth Fund and Alternative Fund, respectively,   and may be deemed to control those Funds. As of May 31, 2011, LPL Financial, Inc. held 25% of the voting securities of the Balanced Fund and may be deemed to control the Fund.

(8)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

(9)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

(10)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurements.  The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

(11)

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds currently seek to achieve their investment objectives by investing a portion of their assets in the Fidelity Institutional Money Market Portfolio (“Fidelity”).  The Funds may redeem their investments from Fidelity at any time if the Manager determines that it is in the best interest of the Funds and their shareholders.  The performance of the Funds may be directly affected by the performance of Fidelity.  As of May 31, 2011, the percentages of the Funds’ net assets invested in Fidelity were 31.94%, 35.88% and 47.25% by the Balanced Fund, Growth Fund and Alternative Fund, respectively.

COMPASS EMP FUNDS                                                          SEMI-ANNUAL REPORT

Additional Information – May 31, 2011 (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

No later than August 29 of each year, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six month period ended May 31, 2011, the following dividends and distributions per share were paid by the Funds:

Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains
Compass EMP Multi-Asset Balanced Fund Class A Compass EMP Multi-Asset Balanced Fund Class C	$ 0.097615 0.075865	$ 0.467542 0.467542	$ 0.080273 0.080273

Compass EMP Multi-Asset Balanced Fund Class T

Compass EMP Multi-Asset Growth Fund Class A

Compass EMP Multi-Asset Growth Fund Class C

Compass EMP Multi-Asset Growth Fund Class T

Compass EMP Alternative Strategies Fund Class A

Compass EMP Alternative Strategies Fund Class C

Compass EMP Alternative Strategies Fund Class T

	0.090732 0.102841 0.034324 0.105037 0.113095 0.060309 0.097600	0.467542 0.550914 0.550914 0.550914 - - -	0.080273 0.229287 0.229287 0.229287 - - -

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which was mailed in 2012 to determine the calendar year amounts to be included on their 2011 tax returns.  Shareholders should consult their own tax advisors.

Compass EMP Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN  37027

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

U.S. Bank N.A.

425 Walnut Street

Columbus, OH  45202

ITEM 2.

CODE OF ETHICS.

Not applicable at this time.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Christopher F. Anci	/s/ Christopher F. Anci_
President
Date: August 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci_
President
Date: August 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley_
Treasurer
Date: August 2, 2011

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Christopher F. Anci, certify that:

1.

I have reviewed this report on Form N-CSRS of the Mutual Fund Series Trust (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal period  for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such  disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles:

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of Trustees (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are  reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 2, 2011	/s/ Christopher F. Anci
Christopher F. Anci
President

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, David F. Ganley, certify that:

1.

I have reviewed this report on Form N-CSRS of the Mutual Fund Series Trust (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal period  for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such  disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles:

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of Trustees (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are  reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 2, 2011	/s/ David F. Ganley
David F. Ganley
Treasurer

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

I, Christopher F. Anci, President of the Mutual Fund Series Trust, (the Funds"), certify that:

1.

The N-CSRS of the Funds for the period ended May 31, 2011 (the  "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

By:	/s/ Christopher F. Anci_
Christopher F. Anci
President

Date:  August 2, 2011

A SIGNED ORIGINAL OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906, OR OTHER DOCUMENT AUTHENTICATING, ACKNOWLEDGING, OR OTHERWISE ADOPTING THE SIGNATURE THAT APPEARS IN TYPED FORM WITHIN THE ELECTRONIC VERSION OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906, HAS BEEN PROVIDED TO MATRIX 360 ADMINISTRATION, LLC AND WILL BE RETAINED BY MATRIX 360 ADMINISTRATION, LLC AND FURNISHED TO THE SECURITIES AND EXCHANGE COMMISSION OR ITS STAFF UPON REQUEST.

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

I, David F. Ganley, Treasurer of the Mutual Fund Series Trust, (the Funds"), certify that:

1.

The N-CSRS of the Funds for the period ended May 31, 2011 (the  "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

By:	/s/ David F. Ganley
David F. Ganley
Treasurer

Date:  August 2, 2011

A SIGNED ORIGINAL OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906, OR OTHER DOCUMENT AUTHENTICATING, ACKNOWLEDGING, OR OTHERWISE ADOPTING THE SIGNATURE THAT APPEARS IN TYPED FORM WITHIN THE ELECTRONIC VERSION OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906, HAS BEEN PROVIDED TO MATRIX 360 ADMINISTRATION, LLC AND WILL BE RETAINED BY MATRIX 360 ADMINISTRATION, LLC AND FURNISHED TO THE SECURITIES AND EXCHANGE COMMISSION OR ITS STAFF UPON REQUEST.